RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2013
RELATED PARTIES [Abstract]
Schedule of Amount Due To/From Related Parties
Amount due from related parties are as follows:
	June 30, 2013	December 31, 2012
Sanmen Branch of Zhejiang UFO Automobile Manufacturing Co., Ltd	$4,301	$3,093
ZAP Hangzhou	128	-
Total	$4,429	$3,093

Amount due to related parties are follows:
	June 30, 2013	December 31, 2012
Jonway Group	$3,203	$122
Jonway Motor Cycle	261	181
Taizhou Huadu	603	431
Shanghai Zapple	--	36
ZAP Hangzhou	--	147
Betterworld	165	152
Cathaya Capital	148	90
Total	$4,380	$1,159

Schedule of Contract Rates
The first 3,000 vehicles	$44 per vehicle

Vehicles from 3,001 to 5,000	$30 per vehicle

Vehicles over 5,000	$22 per vehicle